Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Equity
Share capital, shares issued (in shares)	144,272,697	144,272,697
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05